SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Consolidated VIE) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Right		Dec. 31, 2017 CNY (¥) Right	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
VIE arrangements
Maximum equity interests in internet business owned by foreign investors	50.00%						50.00%
Assets
Cash and cash equivalents	$ 285,443			¥ 968,225		¥ 846,120	¥ 1,857,175
Restricted cash	277,530	[1]		1,218,286	[1]	483,965	1,805,693	[1]
Accounts receivable	3,284			28,581			21,368
Prepaid expenses and other assets	164,301			466,763			1,068,990
Amounts due from related parties	18,017			1,678			117,222
Available-for-sale investments	148,049			1,158,000			963,253
Property, equipment and software, net	12,641			35,503			82,249
Deferred tax assets	123,125			436,402			801,089
Total assets	1,155,597			4,783,388			7,518,664
Liabilities
Accounts payable	5,201	[2]		13,691	[2]		33,841	[2]
Amounts due to related parties	11,765			11,609			76,544
Liabilities from quality assurance program	429,422			1,471,000			2,793,948
Deferred revenue	34,260			164,318			222,906
Accrued expenses and other liabilities	199,291			564,165			1,296,650
Total liabilities	699,108			2,643,469			4,548,611
Net revenue	851,998		¥ 5,543,350	3,237,991		1,313,639
Net income	210,839		1,371,783	1,116,398		275,339
Net cash provided by operating activities	417,520		2,716,513	2,113,435		861,277
Net cash used in investing activities	$ (57,574)		¥ (374,597)	(1,421,663)		(282,589)
Loan agreements between FOS and each of the shareholders of the respective VIE companies
VIE arrangements
Percentage of equity interest in VIE companies and FOS elects to exercise its exclusive equity purchase option, would result the loan to be repaid immediately	100.00%		100.00%
Term of the loan	10 years		10 years
Consolidated VIEs
VIE arrangements
Authority to terminate the VIE exclusive business cooperation agreement | Right	0		0
Consolidated VIE assets collateral for obligations pertaining to VIE | ¥							0
Assets
Cash and cash equivalents	$ 176,570			433,510			1,148,818
Restricted cash	261,509			1,114,805			1,701,454
Accounts receivable	120			23,838			783
Prepaid expenses and other assets	157,564			398,675			1,025,160
Amounts due from related parties	18,017			1,678			117,222
Available-for-sale investments	95,062			498,000			618,500
Property, equipment and software, net	319			4,427			2,078
Deferred tax assets	122,703			436,402			798,345
Total assets	831,864			2,911,335			5,412,360
Liabilities
Accounts payable	5,140			13,544			33,444
Amounts due to related parties	8,169			6,907			53,149
Liabilities from quality assurance program	426,655			1,471,000			2,775,949
Deferred revenue	34,260			164,318			222,906
Accrued expenses and other liabilities	163,477			507,890			1,063,631
Total liabilities	637,701			2,163,659			¥ 4,149,079
Net revenue	832,267		¥ 5,414,978	3,237,768		1,316,761
Net income	343,963		2,237,924	1,445,081		465,679
Net cash provided by operating activities	498,691		3,244,633	2,415,204		812,496
Net cash used in investing activities	$ (33,869)		¥ (220,359)	¥ (471,321)		¥ (35,486)

[1]	The Company consolidated Huijin No. 28 Single Capital Trust E1, Yiren Elite Loan Trust Beneficial Right Asset Backed Special Plan, Huijin No. 28 Single Capital Trust E2, CreditEase Wealth Consumer Credit Investment Fund, Bohai Trust • Zhong Yi Property Trust No.1, Huijin No. 28 Single Capital Trust E3 and Bohai Trust • Yirendai Single Capital Trust, which are named “Assets Backed Financing Entities” or the “ABFE”, see Note 2.
[2]	VIE companies refers to Heng Cheng Technology Development (Beijing) Co., Ltd. and Yiren Financial Information Services (Beijing) Co., Ltd., see Note 2.